ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of major subsidiaries and consolidated VIEs

As of December 31, 2023, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (“Consolidated VIEs”) were as follows:

			Percentage
			of direct
			or indirect
	Place of	Date of incorporation /	economic
Name of Company	incorporation	acquisition	ownership	Principal activities
Major Subsidiaries
Dada Group (HK) Limited (“Dada HK”)	Hong Kong	July 24, 2014	100%	Investment holding
Dada Glory Network Technology (Shanghai) Co., Ltd. (“Dada Glory”)	the Chinese mainland	November 7, 2014	100%	On-demand delivery services platform (“Dada Now”)
Shanghai JD Daojia Yuanxin Information Technology Co., Ltd. (“Shanghai JDDJ”)	the Chinese mainland	April 26, 2016	100%	On-demand retail services platform (“JDDJ”)
VIE
Shanghai Qusheng Internet Technology Co. Ltd. (“Shanghai Qusheng”)	the Chinese mainland	July 2, 2014	100%	Holding value-added telecommunications services license of Dada Now and maintaining Dada Now website
VIE’s Major Subsidiary
Shanghai JD Daojia Youheng E-Commerce Information Technology Co., Ltd. (“JDDJ Youheng”)	the Chinese mainland	December 3, 2015	100%	Holding value-added telecommunications services license of JDDJ and maintaining JDDJ website